Courseware (Schedule of Courseware) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Courseware Details
Courseware	$ 2,097,538	$ 2,097,538	$ 2,072,238
Accumulated amortization	(1,878,979)	(1,843,967)	(1,702,407)
Courseware, net	$ 218,559	$ 253,571